Significant Accounting Policies(Table)	12 Months Ended
Dec. 31, 2020
Accounting Policies Abstract [Abstract]
Disclosure Of The Correlation Between The Major Macroeconomic Variables And The Credit Risk [Text Block]

The correlation between the major macroeconomic variables and the credit risk are as follows:

Key macroeconomic variables	Correlation between the major macroeconomic variables and the credit risk
Domestic GDP growth rate	(-)
Composite stock index	(-)
Construction investment change rate	(-)
Rate of change in housing transaction price index	(-)
Interest rate spread	(+)
Private consumption growth rate	(-)
Change of call rate compared to the last year (%p)	(+)
Household loan change rate	(-)

Forward-looking information used in calculation of expected credit losses is based on the macroeconomic forecasts utilized by the management of the Group for its business plan considering reliable external agency’s forecasts and others. The forward-looking information is generated by KB Research with comprehensive approach to capture the possibility of various economic forecast scenarios that are derived from the internal and external viewpoints of the macroeconomic situation. The Group determines the macroeconomic variables to be used in forecasting future condition of the economy, considering the direction of the forecast scenario and the significant relationship between macroeconomic variables and time series data. And there are some changes compared to the macroeconomic variables used in the previous year.

Property Plant And Equipment Text Block [Text Block]

The depreciation methods and estimated useful lives of property and equipment are as follows:

Property and equipment	Depreciation method	Estimated useful lives
Buildings	Straight-line	20~40 years
Leasehold improvements	Declining-balance/ Straight-line	4~15 years
Equipment and vehicles	Declining-balance/ Straight-line	3~15 years

The residual value, the useful life and the depreciation method applied to an asset are reviewed at each financial year-end and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Schedule Of Investment Property Table [Text Block]

The depreciation method and estimated useful lives of investment properties are as follows:

Investment properties	Depreciation method	Estimated useful lives
Buildings	Straight-line	20~40 years

The residual value, the useful life and the depreciation method applied to an asset are reviewed at each financial year-end and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Schedule Of Finite Lived Intangible Assets Table Text Block [Text Block]

Intangible assets, except for goodwill and membership rights, are amortized using the straight-line method or declining-balance method with no residual value over their estimated useful economic life since the asset is available for use.

Intangible assets	Amortization method	Estimated useful lives
Industrial property rights	Straight-line	3 ~ 19 years
Software	Straight-line	3 ~ 5 years
VOBA	Declining-balance	30, 60 years
Others	Straight-line / Declining-balance	1 ~ 13 years

The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end. Where an intangible asset is not being amortized because its useful life is indefinite, the Group carries out a review in each accounting period to confirm whether events and circumstances still support an indefinite useful life assessment. If they do not, the change in the useful life assessment from indefinite to finite is accounted for as a change in an accounting estimate.